Dear Shareholder:

Oppenheimer Multi-Sector Income Trust has had a positive year, particularly during the past six months. In fact, as of October 31, 1996, the Fund's 1-year total return at net asset value was 13.25% and its dividend return was 8.99%.(1) The Fund's success this year can be attributed to all three of its investment allocations: foreign fixed income securities, U.S. government securities and lower-rated, high yield domestic corporate bonds.

The success of our foreign exposure stems from several key factors. First, we were overweighted in emerging markets and high-yielding European markets, two sectors that performed tremendously over the period. And, because we were underweighted in Japan, the slower-than expected recovery of the Japanese market has not affected the Fund's performance.

Investment Breakdown:
Oppenheimer Multi-Sector Income
Trust as of 10/31/963

[graph]

U.S. corporate bonds & notes: 34.5%
U.S. government obligations -- Agency: 21.8%
Foreign government obligations: 21.6%
Foreign corporate bonds & notes: 8.4%
Structured notes: 6.3%
Short-term securities: 3.5%
U.S. government obligations -- Treasury: 2.9%
Equity securities: 1.0%

The U.S. component of the portfolio also performed well during the period. Interest rates, which have recently leveled off, rose from 6% in January to about 7% in July, driven by investors' concerns that strong U.S. economic growth would trigger high inflation. Because a large percentage of the U.S. government allocation -- about 70% -- was invested in higher-yielding mortgage-backed securities, the Fund benefited from a reduction in prepayment risk. That's because when interest rates rise homeowners are less likely to refinance their homes. This high concentration of mortgage-backed securities also played a significant role in protecting principal and enhancing yield.(2)

In addition, the overall average maturity of our U.S. government holdings is usually limited to three years, but over the last six months, we have taken an even more conservative approach, maintaining an average maturity of two and a half years. This positioning can be advantageous to shareholders because shorter maturities result in lower price sensitivity to fluctuations in interest rates.

Our holdings in lower-rated U.S. high yield corporate bonds have also reported positive results. Over this past year, cash flows into high yield mutual funds have continued to climb at a record pace, largely due to pension fund money from the aging baby boomer generation. Also significant is that against all odds, the U.S. has continued to experience six years of steady, noninflationary growth. Finally, much to the surprise of many investors, default rates were low this year -- currently below 2% -- even on mature bonds which typically default at higher rates.

During the period, we have been decreasing our holdings in higher-yielding European markets, specifically Italy, Spain, Sweden and Portugal. As these markets have rallied, we've been taking profits in those investments that have done very well. And, as we mentioned earlier, we've had a tremendous run in emerging markets and have modified our exposure so the Fund can continue to take advantage of the strong performance in this sector.

Looking forward, we remain optimistic that the global fixed income markets will continue to offer the potential for higher yields, as well as for capital appreciation. And we're confident that by diversifying investments throughout the world, we should be positioned to participate in any economic environment.

Thank you for your confidence in OppenheimerFunds. We look forward to helping you meet your financial goal in the future.

Sincerely,

[BRIDGET A. MACASKILL]

Bridget A. Macaskill
President
Oppenheimer Multi-Sector Income Trust

November 21, 1996

1. Total return is based on the change in net asset value per share from 10/31/95 to 10/31/96, without deducting any brokerage costs. Dividend return is determined by annualizing the October 1996 dividend of $0.074 and dividing by the closing price on the New York Stock Exchange of $9.88 per share on 10/25/96 (payment date). Past performance does not guarantee future results.

2. Mortgage-backed securities involve risks from early prepayment of underlying mortgages that can affect the Fund's income and principal value.

3. Portfolio composition is subject to change. Chart is based on total investments at market value rather than net assets.

STATEMENT OF INVESTMENTS October 31, 1996
Oppenheimer Multi-Sector Income Trust

                                                                                                    Market Value
                                                                               Face Amount (1)       See Note 1
                                                                               ---------------      ------------
U.S. GOVERNMENT SECTOR  --  3.0%
TREASURY  --  3.0%
U.S. Treasury Bonds, 7.125%, 2/15/23(2)(3)................................     $     7,577,000      $  7,922,700
U.S. Treasury Nts., 6%, 8/31/97(2)(3).....................................           1,256,000         1,261,102
                                                                                                    ------------
Total U.S. Government Sector (Cost $9,193,588)............................                             9,183,802
                                                                                                    ------------

                                                                                   Shares
                                                                                   ------
CONVERTIBLE SECTOR  --  0.9%
PREFERRED STOCKS  --  0.5%
California Federal Bank, 10.625% Non-Cum., Series B.......................               1,995           215,460
Gulfstream Housing Corp. (4)..............................................                 714                --
SD Warren Co., 14% Cum. Exchangeable, Series B (4)........................              20,000           725,000
SDW Holdings Corp., 15% Cum. Sr. Exchangeable Preferred Stock (4)(5)......              18,750           675,000
                                                                                                    ------------
                                                                                                       1,615,460
                                                                                                    ------------
                                                                                    Units
                                                                                    -----
RIGHTS, WARRANTS AND CERTIFICATES  --  0.4%
American Communications Services, Inc. Wts., Exp. 11/05 (5)...............                 700            59,500
American Telecasting, Inc. Wts., Exp. 6/99................................               7,250            25,375
Ames Department Stores, Inc.:
  Excess Cash Flow Payment Certificates, Series AG-7A (5).................              40,300               403
  Litigation Trust (5)....................................................             128,889             1,289
Becker Gaming, Inc. Wts., Exp. 11/00 (5)..................................              25,000             6,250
Cellular Communications International, Inc. Wts., Exp. 8/03 (5)...........               2,500            50,000
Federated Department Stores, Inc.:
  Cl. C Wts., Exp. 12/99..................................................              20,000           242,500
  Cl. D Wts., Exp. 12/01..................................................              20,000           247,500
Foamex LP/JPS Automotive Corp. Wts., Exp. 7/99(5).........................               1,000            25,000
Gaylord Container Corp. Wts., Exp. 11/02..................................              50,625           379,687
In-Flight Phone Corp. Wts., Exp. 8/02 (5).................................                 900                --
IntelCom Group, Inc. Wts., Exp. 9/05 (5)..................................               4,125            63,937
Protection One, Inc. Wts., Exp. 6/05 (5)..................................               6,400            84,000
SD Warren Co. Wts., Exp. 12/06 (5)........................................              20,000            62,500
SDW Holdings Corp., Cl. B Wts., Exp. 12/06 (5)............................               1,875            24,375
Wireless One, Inc. Wts., Exp. 10/00.......................................               1,500             6,000
                                                                                                    ------------
                                                                                                       1,278,316
                                                                                                    ------------
Total Convertible Sector (Cost $1,612,189)................................                             2,893,776
                                                                                                    ------------

Oppenheimer Multi-Sector Income Trust

                                                                                                    Market Value
                                                                                   Shares            See Note 1
                                                                                   ------           ------------
CORPORATE SECTOR  --  35.1%
COMMON STOCKS  --  0.1%
Capital Gaming International, Inc. (4)....................................               7,198      $        396
Grand Union Co. (4).......................................................              40,000           270,000
Gulfstream Housing Corp. (4)..............................................             357,150                --
Hollywood Casino Corp., Class A (4).......................................              20,000            90,000
Triangle Wire & Cable, Inc. (4) (5).......................................              84,444            84,444
                                                                                                    ------------
                                                                                                         444,840
                                                                                                    ------------
                                                                               Face Amount (1)
                                                                               ---------------
CORPORATE BONDS AND NOTES  --  35.0%
BASIC INDUSTRY  --  3.7%
Chemicals  --  0.7%
Harris Chemical North America, Inc., 10.25% Gtd. Sr. Sec. Disc. Nts.,
  7/15/01.................................................................     $       200,000           207,000
ISP Holdings, Inc., 9% Sr. Nts., 10/15/03 (6).............................           1,000,000         1,015,000
Terra Industries, Inc., 10.50% Sr. Nts., Series B, 6/15/05................             750,000           812,812
Texas Petrochemicals Corp., 11.125% Sr. Sub. Nts., 7/1/06 (6).............             175,000           185,937
                                                                                                    ------------
                                                                                                       2,220,749
                                                                                                    ------------
Containers  --  0.2%
U.S. Can Corp., 10.125% Sr. Sub. Nts., 10/15/06 (6).......................             500,000           518,750
                                                                                                    ------------

Metals/Mining  --  0.2%
Carbide/Graphite Group, Inc. (The), 11.50% Sr. Nts., 9/1/03...............             500,000           551,250
                                                                                                    ------------

Paper  --  1.7%
Buckeye Cellulose Corp., 9.25% Sr. Sub. Nts., 9/15/08 (3).................           1,000,000         1,020,000
Gaylord Container Corp., 12.75% Sr. Sub. Disc. Debs., 5/15/05.............             875,000           960,312
Repap Wisconsin, Inc., 9.25% First Priority Sr. Sec. Nts., 2/1/02.........             500,000           507,500
Riverwood International Corp.:
  10.25% Sr. Nts., 4/1/06 (3).............................................           1,400,000         1,359,750
  10.875% Sr. Sub. Nts., 4/1/08...........................................             750,000           690,937
SD Warren Co., 12% Sr. Sub. Nts., Series B, 12/15/04......................             575,000           619,562
Stone Container Corp., 10.75% First Mtg. Nts., 10/1/02....................             300,000           312,750
                                                                                                    ------------
                                                                                                       5,470,811
                                                                                                    ------------
Steel  --  0.9%
Bar Technologies, Inc., 13.50% Gtd. Bonds, 4/1/01.........................             700,000           707,000
Gulf States Steel, Inc., Alabama, 13.50% First Mtg. Nts., Series B,
  4/15/03.................................................................           1,000,000           946,250
Republic Engineered Steels, Inc., 9.875% First Mtg. Nts., 12/15/01........             250,000           233,750
WCI Steel, Inc., 10.50% Sr. Gtd. Nts., Series B, 3/1/02...................             750,000           840,938
                                                                                                    ------------
                                                                                                       2,727,938
                                                                                                    ------------

Oppenheimer Multi-Sector Income Trust

                                                                                                    Market Value
                                                                               Face Amount (1)       See Note 1
                                                                               ---------------      ------------
CONSUMER RELATED  --  7.2%
Consumer Products  --  1.0%
Coleman Holdings, Inc., Zero Coupon Sr. Sec. Disc. Nts., Series B,
  10.615%, 5/27/98 (7)....................................................     $     1,000,000      $    865,000
E & S Holdings Corp., 10.375% Sr. Sub. Nts., 10/1/06 (6)..................           1,350,000         1,392,188
Samsonite Corp., 11.125% Sr. Sub. Nts., 7/15/05...........................             750,000           810,000
                                                                                                    ------------
                                                                                                       3,067,188
                                                                                                    ------------
Food/Beverages/Tobacco  --  0.9%
Consolidated Cigar Corp., 10.50% Sr. Sub. Nts., 3/1/03 (3)................           1,000,000         1,047,500
Doane Products Co., 10.625% Sr. Nts., 3/1/06..............................             750,000           783,750
Foodbrands America, Inc., 10.75% Sr. Sub. Nts., 5/15/06...................             500,000           516,250
International Home Foods, Inc., 10.375% Sr. Sub. Nts., 11/1/06 (6)........             500,000           505,625
                                                                                                    ------------
                                                                                                       2,853,125
                                                                                                    ------------
Healthcare  --  1.3%
Genesis Health Ventures, Inc. 9.25% Sr. Sub. Nts., 10/1/06 (6)............           2,000,000         2,015,000
Magellan Health Services, Inc., 11.25% Sr. Sub. Nts., Series A, 4/15/04...           1,500,000         1,642,500
OrNda Healthcorp., 11.375% Gtd. Sr. Sub. Nts., 8/15/04....................             200,000           227,000
                                                                                                    ------------
                                                                                                       3,884,500
                                                                                                    ------------
Hotel/Gaming  --  2.9%
Arizona Charlie's, Inc., 12% First Mtg. Nts., Series A, 11/15/00 (5)......             550,000           385,000
California Hotel Finance Corp., 11% Sr. Sub. Nts., 12/1/02................             500,000           523,750
Capital Gaming International, Inc., Promissory Nts., 8/1/95 (8)...........               5,500                --
Capitol Queen & Casino, Inc., 12% First Mtg. Nts., Series A,
  11/15/00 (5)(8).........................................................             200,000           150,000
Empress River Casino Finance Corp., 10.75% Sr. Gtd. Nts., 4/1/02..........           1,545,000         1,660,875
Grand Casinos, Inc., 10.125% Gtd. First Mtg. Nts., 12/1/03................             650,000           642,688
HMC Acquisition Properties, Inc., 9% Sr. Nts., Series B, 12/15/07.........             750,000           727,500
HMH Properties, Inc., 9.50% Sr. Sec. Nts., Series B, 5/15/05..............           2,000,000         2,030,000
Mohegan Tribal Gaming Authority, 13.50% Sr. Sec. Nts., Series B,
  11/15/02................................................................             750,000           960,000
Players International, Inc., 10.875% Sr. Nts., 4/15/05....................             350,000           348,250
Showboat Marina Casino Partnership/Showboat Marina Finance Corp., 13.50%
  First Mtg. Nts., Series B, 3/15/03......................................           1,250,000         1,353,125
                                                                                                    ------------
                                                                                                       8,781,188
                                                                                                    ------------

Oppenheimer Multi-Sector Income Trust

                                                                                                    Market Value
                                                                               Face Amount (1)       See Note 1
                                                                               ---------------      ------------
Textile/Apparel  --  1.1%
Clark-Schwebel, Inc., 10.50% Sr. Nts., 4/15/06............................     $       750,000      $    783,750
Consoltex Group, Inc., 11% Sr. Sub. Gtd. Nts., Series B, 10/1/03..........             500,000           495,000
Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03........................             525,000           536,156
WestPoint Stevens, Inc., 9.375% Sr. Sub. Debs., 12/15/05..................           1,500,000         1,522,500
                                                                                                    ------------
                                                                                                       3,337,406
                                                                                                    ------------
ENERGY  --  6.2%
Chesapeake Energy Corp.:
  10.50% Sr. Nts., 6/1/02.................................................             400,000           429,500
  9.125% Sr. Nts., 4/15/06 (3)............................................           2,340,000         2,363,400
DeepTech International, Inc., 12% Sr. Sec. Nts., 12/15/00.................           1,500,000         1,567,500
Falcon Drilling Co., Inc.:
  8.875% Sr. Nts., Series B, 3/15/03......................................           1,125,000         1,130,625
  9.75% Sr. Nts., Series B, 1/15/01.......................................             100,000           104,125
Forcenergy, Inc., 9.50% Sr. Sub. Nts., 11/1/06 (9)........................             815,000           826,206
Mariner Energy, Inc., 10.50% Sr. Sub. Nts., 8/1/06 (6)....................           2,750,000         2,860,000
Mesa Operating Co., 0%/11.625% Gtd. Sr. Sub. Disc. Nts., 7/1/06 (10)......           4,700,000         3,125,500
National Energy Group, Inc., 10.75% Sr. Nts., 11/1/06 (6).................           1,000,000         1,006,875
Petroleum Heat & Power Co., Inc.:
  10.125% Sub. Nts., 4/1/03...............................................             300,000           301,875
  12.25% Sub. Debs., 2/1/05...............................................             456,000           503,880
  9.375% Sub. Debs., 2/1/06...............................................           1,300,000         1,261,000
TransTexas Gas Corp., 11.50% Sr. Sec. Gtd. Nts., 6/15/02 (3)..............           3,200,000         3,416,000
                                                                                                    ------------
                                                                                                      18,896,486
                                                                                                    ------------
FINANCIAL SERVICES  --  1.4%
Banks & Thrifts  --  0.7%
First Nationwide Escrow Corp., 10.625% Sr. Sub. Nts., 10/1/03 (6).........           1,650,000         1,744,875
First Nationwide Holdings, Inc., 9.125% Sr. Sub. Nts., 1/15/03............             250,000           251,250
                                                                                                    ------------
                                                                                                       1,996,125
                                                                                                    ------------
Diversified Financial  --  0.7%
Aames Financial Corp., 9.125% Sr. Nts., 11/1/03...........................           1,000,000         1,012,500
GPA Delaware, Inc., 8.75% Gtd. Nts., 12/15/98.............................           1,250,000         1,270,313
                                                                                                    ------------
                                                                                                       2,282,813
                                                                                                    ------------
HOUSING RELATED  --  0.7%
Building Materials  --  0.3%
Building Materials Corp., 0%/11.75% Sr. Deferred Coupon Nts., Series B,
  7/1/04 (10).............................................................             500,000           410,000
Pacific Lumber Co., 10.50% Sr. Nts., 3/1/03...............................             500,000           502,500
                                                                                                    ------------
                                                                                                         912,500
                                                                                                    ------------

Oppenheimer Multi-Sector Income Trust

                                                                                                    Market Value
                                                                               Face Amount (1)       See Note 1
                                                                               ---------------      ------------
Homebuilders/Real Estate  --  0.4%
NVR, Inc., 11% Sr. Gtd. Nts., 4/15/03.....................................     $       500,000      $    517,500
Saul (B.F.) Real Estate Investment Trust, 11.625% Sr. Sec. Nts., Series B,
  4/1/02..................................................................             500,000           537,500
U.S. Home Corp., 9.75% Sr. Nts., 6/15/03..................................             300,000           305,250
                                                                                                    ------------
                                                                                                       1,360,250
                                                                                                    ------------
MANUFACTURING  --  3.1%
Aerospace/Electronics/Computers  --  0.6%
Tracor, Inc., 10.875% Sr. Sub. Nts., 8/15/01..............................             500,000           532,500
Unisys Corp., 11.75% Sr. Nts., 10/15/04...................................           1,350,000         1,377,000
                                                                                                    ------------
                                                                                                       1,909,500
                                                                                                    ------------
Automotive  --  1.8%
Collins & Aikman Products Co., 11.50% Gtd. Sr. Sub. Nts., 4/15/06.........           1,000,000         1,046,250
Foamex LP/JPS Automotive Corp., 0%/14% Sr. Disc. Nts., Series B, 7/1/04
  (10)....................................................................             750,000           581,250
Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06..............           1,640,000         1,709,700
Lear Corp., 9.50% Sub. Nts., 7/15/06......................................           2,000,000         2,070,000
                                                                                                    ------------
                                                                                                       5,407,200
                                                                                                    ------------
Capital Goods  --  0.7%
Farley, Inc., Zero Coupon Sub. Debs., 14.167%, 12/30/12 (5)(7)............             198,000            21,986
Mettler Toledo, Inc., 9.75% Gtd. Sr. Unsec. Unsub. Nts., 10/1/06..........           2,100,000         2,157,750
                                                                                                    ------------
                                                                                                       2,179,736
                                                                                                    ------------
MEDIA  --  3.2%
Broadcasting  --  0.9%
Argyle Television, Inc., 9.75% Sr. Sub. Nts., 11/1/05.....................             500,000           502,500
Paxson Communications Corp., 11.625% Sr. Sub. Nts., 10/1/02...............             225,000           231,750
SFX Broadcasting, Inc., 10.75% Sr. Sub. Nts., Series B, 5/15/06...........           1,150,000         1,188,813
Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05................             500,000           487,500
Young Broadcasting, Inc., 9% Sr. Sub. Nts., Series B, 1/15/06.............             500,000           457,500
                                                                                                    ------------
                                                                                                       2,868,063
                                                                                                    ------------
Cable Television  --  1.7%
American Telecasting, Inc., 0%/14.50% Sr. Disc. Nts., 6/15/04 (10)........           1,000,000           685,000
Cablevision Systems Corp.:
  10.50% Sr. Sub. Debs., 5/15/16..........................................             500,000           491,250
  10.75% Sr. Sub. Debs., 4/1/04...........................................             250,000           255,625
Comcast Corp., 10.625% Sr. Sub. Debs., 7/15/12............................             500,000           534,375
EchoStar Communications Corp., 0%/12.875% Sr. Disc. Nts., 6/1/04 (10).....             700,000           556,500
Helicon Group LP/Helicon Capital Corp., 9% Sr. Sec. Nts., Series B,
  11/1/03 (11)............................................................             625,000           640,625

Oppenheimer Multi-Sector Income Trust

                                                                                                    Market Value
                                                                               Face Amount (1)       See Note 1
                                                                               ---------------      -------------
International CableTel, Inc., 0%/11.50% Sr. Deferred Coupon Nts., Series
  B, 2/1/06 (10)..........................................................     $     1,500,000      $    915,000
People's Choice TV Corp., Units (each unit consists of $1,000 principal amount of 0%/13.125% sr. disc. nts., 6/1/04 and one warrant to purchase
  1.427 shares of common stock)(10)(12)...................................             650,000           364,000
United International Holdings, Inc.:
  0%/14% Sr. Disc. Nts., Series B, 5/15/06 (10)...........................             300,000           158,250
  Zero Coupon Sr. Sec. Disc. Nts., Series B, 14%, 11/15/99 (7)............             800,000           560,000
  Zero Coupon Sr. Sec. Disc. Nts., 12.579%, 11/15/99 (7)..................             200,000           140,000
                                                                                                    ------------
                                                                                                       5,300,625
                                                                                                    ------------
Diversified Media  --  0.3%
Universal Outdoor, Inc., 9.75% Sr. Sub. Nts., 10/15/06....................           1,000,000           992,500
                                                                                                    ------------

Publishing/Printing  --  0.3%
Bell & Howell Co. (New), 0%/11.50% Sr. Disc. Debs., Series B, 3/1/05
  (10)....................................................................             500,000           358,750
Hollinger International Publishing, Inc., 9.25% Sr. Sub. Gtd. Nts.,
  2/1/06..................................................................             500,000           488,750
                                                                                                    ------------
                                                                                                         847,500
                                                                                                    ------------
OTHER  --  1.4%
Environmental  --  0.1%
Mid-American Waste Systems, Inc., 12.25% Sr. Sub. Nts.,
  2/15/03 (5)(8)..........................................................             300,000           195,000
                                                                                                    ------------

Services  --  1.3%
Imo Industries, Inc., 11.75% Sr. Sub. Nts., 5/1/06........................             750,000           772,500
Iron Mountain, Inc., 10.125% Sr. Sub. Nts., 10/1/06.......................           1,000,000         1,032,500
Protection One Alarm Monitoring, Inc.:
  0%/13.625% Sr. Disc. Nts., 6/30/05 (10).................................           2,000,000         1,850,000
  6.75% Cv. Sr. Sub. Nts., 9/15/03........................................             325,000           312,406
                                                                                                    ------------
                                                                                                       3,967,406
                                                                                                    ------------
RETAIL  --  1.1%
Grand Union Co., 12% Sr. Nts., 9/1/04.....................................             750,000           759,375
Kash 'N Karry Food Stores, Inc., 11.50% Sr. Nts., 2/1/03..................             951,300           958,435
Ralph's Grocery Co.:
  10.45% Sr. Nts., 6/15/04................................................           1,250,000         1,271,875
  10.45% Sr. Nts., 6/15/04................................................             250,000           254,375
                                                                                                    ------------
                                                                                                       3,244,060
                                                                                                    ------------

Oppenheimer Multi-Sector Income Trust

                                                                                                    Market Value
                                                                               Face Amount (1)       See Note 1
                                                                               ---------------      ------------
TRANSPORTATION  --  0.8%
Air Transportation  --  0.2%
Atlas Air, Inc., 12.25% Pass-Through Certificates, 12/1/02................     $       500,000      $    546,250
                                                                                                    ------------
Railroads  --  0.3%
Transtar Holdings LP/Transtar Capital Corp., 0%/13.375% Sr. Disc. Nts.,
  Series B, 12/15/03 (10).................................................           1,500,000         1,147,500
                                                                                                    ------------
Shipping  --  0.3%
Trans Ocean Container Corp., 12.25% Sr. Sub. Nts., 7/1/04.................             750,000           877,500
                                                                                                    ------------
UTILITIES  --  6.2%
Electric Utilities  --  1.2%
CalEnergy, Inc., 9.50% Sr. Nts., 9/15/06 (6)..............................             575,000           582,906
California Energy, Inc., 0%/10.25% Sr. Disc. Nts., 1/15/04 (10)...........             750,000           768,750
Calpine Corp., 10.50% Sr. Nts., 5/15/06 (6)...............................             750,000           781,875
El Paso Electric Co., 9.40% First Mtg. Bonds, Series E, 5/1/11............           1,500,000         1,560,000
                                                                                                    ------------
                                                                                                       3,693,531
                                                                                                    ------------
Telecommunications  --  5.0%
A+ Network, Inc., 11.875% Sr. Sub. Nts., 11/1/05..........................           2,100,000         2,100,000
American Communications Services, Inc., 0%/13% Sr. Disc. Nts., 11/1/05
  (10)....................................................................             700,000           399,000
Cellular Communications International, Inc., Zero Coupon Sr. Disc. Nts.,
  12.892%, 8/15/00 (7)....................................................           1,500,000           997,500
Cellular, Inc., 0%/11.75% Sr. Sub. Disc. Nts., 9/1/03 (10)................           2,000,000         1,730,000
Metrocall, Inc., 10.375% Sr. Sub. Nts., 10/1/07...........................             850,000           709,750
MFS Communications Co., Inc., 0%/9.375% Sr. Disc. Nts., 1/15/04 (10)......           1,000,000           853,750
Omnipoint Corp., 11.625% Sr. Nts., 8/15/06 (6)............................           2,500,000         2,550,000
PriCellular Wireless Corp.:
  0%/12.25% Sr. Sub. Disc. Nts., 10/1/03 (10).............................           1,700,000         1,389,750
  10.75% Sr. Nts., 11/1/04 (6)(9).........................................             600,000           604,688
Teleport Communications Group, Inc., 0%/11.125% Sr. Disc. Nts., 7/1/07
  (10)....................................................................           2,500,000         1,618,750
Western Wireless Corp.:
  10.50% Sr. Sub. Nts., 2/1/07 (5)........................................           1,500,000         1,505,625
  10.50% Sr. Sub. Nts., 6/1/06............................................             700,000           708,750
                                                                                                    ------------
                                                                                                      15,167,563
                                                                                                    ------------
Total Corporate Sector (Cost $105,632,435)................................                           107,649,853
                                                                                                    ------------

Oppenheimer Multi-Sector Income Trust

                                                                                                    Market Value
                                                                               Face Amount (1)       See Note 1
                                                                               ---------------      -------------
INTERNATIONAL SECTOR  --  37.0%
CORPORATE BONDS AND NOTES  --  8.8%
BASIC INDUSTRY  --  1.3%
Metals/Mining  --  0.5%
Royal Oak Mines, Inc., 11% Sr. Sub. Nts., 8/15/06 (6).....................     $     1,500,000      $  1,552,500
                                                                                                    ------------

Paper  --  0.8%
APP International Finance Co. BV, 11.75% Gtd. Sec. Nts., 10/1/05..........             750,000           774,375
Indah Kiat International Finance Co. BV, 12.50% Sr. Sec. Gtd. Nts., Series
  C, 6/15/06..............................................................             500,000           540,000
QUNO Corp., 9.125% Sr. Nts., 5/15/05......................................             500,000           507,500
Tembec Finance Corp., 9.875% Gtd. Sr. Nts., 9/30/05.......................             750,000           723,750
                                                                                                    ------------
                                                                                                       2,545,625
                                                                                                    ------------
CONSUMER RELATED  --  1.1%
Consumer Products  --  0.6%
TAG Heuer International SA, 12% Sr. Sub. Nts., 12/15/05 (6)...............           1,500,000         1,702,500
                                                                                                    ------------

Food/Beverages/Tobacco  --  0.2%
Cott Corp., 9.375% Sr. Nts., 7/1/05.......................................             750,000           761,250
                                                                                                    ------------

Textile/Apparel  --  0.3%
PT Polysindo Eka Perkasa, 13% Sr. Nts., 6/15/01...........................             750,000           826,875
                                                                                                    ------------

FINANCIAL SERVICES  --  3.1%
Banco Bamerindus do Brasil SA:
  10.50% Debs., 6/23/97...................................................             750,000           744,844
  11% Unsec. Unsub. Nts., 11/24/97........................................           1,800,000         1,787,625
Banco de Colombia, 5.20% Cv. Jr. Sub. Unsec. Nts., 2/1/99.................           1,750,000         1,662,500
Banco Itamarati SA, 10.50% Medium-Term Nts., 11/29/96.....................              50,000            50,156
Bank Internationale Indonesia, Zero Coupon Negotiable CD, 15.912%, 1/6/97
  (7) (IDR)...............................................................       7,500,000,000         3,134,670
Siam Commercial Bank Public Ltd., Zero Coupon Debs., 10.581%, 11/18/96 (7)
  (THB)...................................................................          20,500,000           801,167
Snap Ltd., 11.50% Sec. Bonds, 1/29/09 (DEM)...............................           2,200,000         1,442,123
                                                                                                    ------------
                                                                                                       9,623,085
                                                                                                    ------------
HOUSING RELATED  --  0.1%
Tribasa Toll Road Trust, 10.50% Nts., Series 1993-A, 12/1/11 (6)..........             500,000           414,063
                                                                                                    ------------

Oppenheimer Multi-Sector Income Trust

                                                                                                    Market Value
                                                                               Face Amount (1)       See Note 1
                                                                               ---------------      ------------
MEDIA  --  2.2%
Cable Television  --  1.9%
Bell Cablemedia PLC:
  0%/11.875% Sr. Disc. Nts., 9/15/05 (10).................................     $     1,250,000      $    937,500
  0%/11.95% Sr. Disc. Nts., 7/15/04 (10)..................................           2,000,000         1,655,000
Diamond Cable Communications PLC, 0%/11.75% Sr. Disc. Nts., 12/15/05
  (10)....................................................................           1,200,000           792,000
Rogers Cablesystems Ltd., 10% Sr. Sec. Second Priority Debs., 12/1/07.....             500,000           502,500
TeleWest PLC, 0%/11% Sr. Disc. Debs., 10/1/07 (10)........................           3,000,000         1,935,000
                                                                                                    ------------
                                                                                                       5,822,000
                                                                                                    ------------
Entertainment/Film  --  0.3%
Imax Corp., 7% Sr. Nts., 3/1/01 (13)......................................           1,000,000         1,000,000
                                                                                                    ------------
OTHER  --  0.2%
CE Casecnan Water & Energy, Inc., 11.45% Sr. Nts., Series A, 11/15/05.....             500,000           550,000
                                                                                                    ------------
TRANSPORTATION  --  0.3%
Gearbulk Holding Ltd., 11.25% Sr. Nts., 12/1/04...........................             750,000           813,750
                                                                                                    ------------
UTILITIES  --  0.5%
Comunicacion Celular SA, 0%/13.125% Sr. Deferred Coupon Bonds, 11/15/03
  (5)(10).................................................................           1,000,000           630,000
Rogers Cantel, Inc., 9.375% Sr. Sec. Debs., 6/1/08........................             750,000           759,375
                                                                                                    ------------
                                                                                                       1,389,375
                                                                                                    ------------
FOREIGN GOVERNMENT OBLIGATIONS  --  18.7%
Argentina  --  1.2%
Argentina (Republic of):
  Treasury Bills, Zero Coupon, 12.117%, 1/17/97 (7) (ARP).................           1,000,000           983,996
  Treasury Bills, Zero Coupon, 10.156%, 11/15/96 (7) (ARP)................           1,000,000           997,960
  Unsec. Unsub. Bonds, 11.50%, 8/14/01 (GBP)..............................              75,000           123,962
Banco Hipotecario Nacional (Argentina) Medium-Term Nts., 10.625%,
  8/7/06..................................................................           1,000,000         1,016,250
Buenos Aires (Province of) Bonds, 10%, 3/5/01 (DEM).......................             680,000           471,955
                                                                                                    ------------
                                                                                                       3,594,123
                                                                                                    ------------
Australia  --  1.1%
First Australia National Mortgage Acceptance Corp. Ltd. Bonds, Series 22,
  11.40%, 12/15/01 (AUD)..................................................           1,575,355         1,370,218
New South Wales Treasury Corp. Gtd. Bonds, 12%, 12/1/01 (AUD).............           2,010,000         1,919,267
                                                                                                    ------------
                                                                                                       3,289,485
                                                                                                    ------------

Oppenheimer Multi-Sector Income Trust

                                                                                                    Market Value
                                                                               Face Amount (1)       See Note 1
                                                                               ---------------      ------------
Brazil  --  0.5%
Banco Estado Minas Gerais, 8.25%, 2/10/00.................................     $     1,370,000      $  1,301,500
Telecomunicacoes Brasileiras SA Bonds, 13%, 2/5/99 (ITL)..................         470,000,000           330,489
                                                                                                    ------------
                                                                                                       1,631,989
                                                                                                    ------------
Bulgaria  --  0.7%
Bulgaria (Republic of):
  Front-Loaded Interest Reduction Bearer Bonds, Tranche A, 2.25%, 7/28/12
     (3)(13)..............................................................           6,000,000         1,918,125
  Interest Arrears Bonds, 6.688%, 7/28/11 (11)............................             559,000           245,960
                                                                                                    ------------
                                                                                                       2,164,085
                                                                                                    ------------
Canada  --  1.7%
Canada (Government of) Real Return Debs., 4.25%, 12/1/21 (14) (CAD).......           6,525,000         5,322,873
                                                                                                    ------------
Costa Rica  --  0.4%
Central Bank of Costa Rica Interest Claim Bonds, Series B, 6.344%, 5/21/05
  (5)(11).................................................................           1,023,212           974,610
                                                                                                    ------------
Denmark  --  0.9%
Denmark (Kingdom of) Bonds, 8%, 11/15/01 (DKK)............................          14,535,000         2,738,604
                                                                                                    ------------
Great Britain  --  3.0%
United Kingdom Treasury Nts., 13%, 7/14/00 (3) (GBP)......................           4,660,000         9,006,412
                                                                                                    ------------
Italy  --  1.4%
Italy (Republic of):
  Sr. Unsec. Unsub. Global Bonds, 0.563%, 7/26/99 (11) (JPY)..............         110,000,000           972,195
  Treasury Bonds, Buoni del Tesoro Poliennali, 10.50%, 7/15/00 (ITL)......       4,725,000,000         3,424,522
                                                                                                    ------------
                                                                                                       4,396,717
                                                                                                    ------------
Jordan  --  1.2%
Hashemite Kingdom of Jordan:
  Disc. Bonds, 6.625%, 12/23/23 (11)......................................           2,250,000         1,760,625
  Interest Arrears Bonds, 6.625%, 12/23/05 (11)...........................           2,260,000         2,005,750
                                                                                                    ------------
                                                                                                       3,766,375
                                                                                                    ------------
Mexico  --  3.1%
Banco Nacional de Comercio Exterior SNC International Finance BV Gtd.
  Nts., 8%, 8/5/03........................................................           2,225,000         1,970,516
Bonos de la Tesoreria de la Federacion, Zero Coupon:
  28.589%, 7/31/97 (7) (MXP)..............................................           6,200,000           632,077
  27.799%, 9/4/97 (7) (MXP)...............................................           9,750,000           972,097
United Mexican States Bonds, 10.375%, 1/29/03 (DEM).......................           8,700,000         6,046,841
                                                                                                    ------------
                                                                                                       9,621,531
                                                                                                    ------------

Oppenheimer Multi-Sector Income Trust

                                                                                                    Market Value
                                                                               Face Amount (1)       See Note 1
                                                                               ---------------      ------------
Norway  --  0.7%
Norwegian Government Bonds, 9.50%, 10/31/02 (NOK).........................     $    12,315,000      $  2,234,011
                                                                                                    ------------
Panama  --  0.3%
Panama (Republic of) Interest Reduction Bonds, 3.50%,
  7/17/14 (13)............................................................           1,500,000           986,250
                                                                                                    ------------
Portugal  --  0.4%
Portugal (Republic of) Bonds, Obrigicion do tes Medio Prazo, 11.875%,
  2/23/00 (PTE)...........................................................         175,000,000         1,311,613
                                                                                                    ------------
Sweden  --  1.2%
Sweden (Kingdom of) Bonds, Series 1030, 13%, 6/15/01 (SEK)................          19,200,000         3,668,359
                                                                                                    ------------
Venezuela  --  0.9%
Venezuela (Republic of) Front-Loaded Interest Reduction Bonds:
  Series A, 6.375%, 3/31/07 (11)..........................................           2,075,000         1,730,031
  Series B, 6.50%, 3/31/07 (11)...........................................           1,250,000         1,042,188
                                                                                                    ------------
                                                                                                       2,772,219
                                                                                                    ------------
LOAN PARTICIPATIONS  --  3.3%
Algeria (Republic of) Reprofiled Debt Loan Participation, Tranche A,
  6.625%, 9/4/06 (5)(11)..................................................           6,000,000         4,275,000
Colombia (Republic of) Concorde Loan Participation, 8.625%, 1/31/98
  (5)(11).................................................................             499,492           494,497
Jamaica (Government of) 1990 Refinancing Agreement Nts.:
  Tranche A, 5.531%, 10/16/00 (5)(11).....................................             625,000           603,125
  Tranche B, 6.312%, 11/15/04 (5)(11).....................................           1,778,957         1,512,114
Morocco (Kingdom of) Loan Participation Agreement:
  Tranche A, 6.437%, 1/1/09 (11)..........................................             875,000           694,258
  Tranche B, 6.437%, 1/1/04 (11)..........................................             882,352           783,088
Trinidad & Tobago Loan Participation Agreement:
  Tranche A, 1.772%, 9/30/00 (5)(11) (JPY)................................          96,000,000           751,186
  Tranche B, 1.772%, 9/30/00 (5)(11) (JPY)................................          96,000,000           751,187
United Mexican States, Combined Facility 3, Loan Participation Agreement,
  Tranche A, 6.563%, 9/20/97 (5)(11)......................................             193,194           166,872
                                                                                                    ------------
                                                                                                      10,031,327
                                                                                                    ------------

Oppenheimer Multi-Sector Income Trust

                                                                                                        Market Value
                                                                                        Units            See Note 1
                                                                                        -----           ------------
RIGHTS, WARRANTS AND CERTIFICATES  --  0.0%
Australis Media Ltd. Wts., Exp. 5/00 (5)..............................                      80      $          1
Comunicacion Celular SA Wts., Exp. 11/03 (5)..........................                   1,000            65,000
                                                                                                    ------------
                                                                                                          65,001
                                                                                                    ------------

                                            Expiration
                                               Date           Strike              Contracts
                                               ----           ------              ---------
PUT OPTIONS PURCHASED  --  0.1%
Australian Dollar Put Opt..............         1/97        0.78 AUD                 2,070,000             8,694
Bulgaria (Republic of) Interest Arrears
  Bonds:
  6.688%, 7/28/11 Put Opt..............        11/96        41.10%                         500             3,350
  6.688%, 7/28/11 Put Opt..............        12/96        40.75%                       6,000            59,400
Italy (Republic of) Treasury Bonds,
  Buoni del Tesoro Poliennali,
  9.50%, 2/1/06 Put Opt................         7/97        99.96 ITL                    2,548            11,212
Swiss Franc Put Opt....................         1/97        1.256 CHF               12,672,242           225,312
                                                                                                    ------------
                                                                                                         307,968
                                                                                                    ------------


                                                                               Face Amount (1)
                                                                               ---------------
STRUCTURED INSTRUMENTS  --  6.1%
Bayerische Landesbank Girozentrale, New York Branch:
  14% CD Linked Nts., 12/17/96 (indexed to the cross currency rates of
     Greek Drachma and European Currency Unit)............................     $     1,000,000           988,600
  6.28% Deutsche Mark Currency Protected Yield Curve CD, 7/25/97..........           1,000,000           998,950
Canadian Imperial Bank, 10% CD British Pound Sterling Maximum Rate Linked
  Nts., 11/8/96 (indexed to the 3-month GBP LIBOR, multiplied by 9) (5)...             750,000           750,375
Canadian Imperial Bank of Commerce, New York Branch:
  14% CD Linked Nts., 11/25/96 (indexed to the cross currency rates of
     Greek Drachma and European Currency Unit)............................           1,000,000           990,200
  16.75% CD Linked Nts., 4/16/97 (indexed to the Federation GKO, Zero
     Coupon, 4/9/97)......................................................           2,000,000         1,990,000
  17% CD Linked Nts., 2/26/97 (indexed to the Federation GKO, Zero Coupon,
     2/19/97).............................................................           1,000,000           997,000
  17% CD Linked Nts., 4/2/97 (indexed to the Russian Federation GKO, Zero
     Coupon, 3/26/97).....................................................           1,000,000           995,500
Internationale Nederlanden (U.S.) Capital Holdings Corp.:
  Zero Coupon Chilean Peso Linked Nts., 11.813%, 6/23/97 (7)..............           2,250,000         2,036,700
  Zero Coupon Indian Rupee Linked Nts., 15.672%, 12/20/96 (7).............             500,000           490,250
Lehman Brothers, Inc., Zero Coupon Citibank Czech Koruna Linked Nts.,
  12.399%, 11/21/96 (7) (9) (CZK).........................................          40,500,000         1,497,926

Oppenheimer Multi-Sector Income Trust

                                                                                                    Market Value
                                                                               Face Amount (1)       See Note 1
                                                                               ---------------      ------------
STRUCTURED INSTRUMENTS (CONTINUED)
Morgan Guaranty Trust Co. of New York, Nassau Branch, Zero Coupon Indian
  Rupee Currency Linked Nts., 17.392%, 11/27/96 (7).......................     $       250,000      $    248,142
Salomon Brothers, Inc., Zero Coupon:
  Brazilian Credit Linked Nts., 12.38%, 1/3/97 (indexed to the Brazilian
     National Treasury Nts., Zero Coupon, 1/2/97) (7).....................           3,000,000         2,946,900
  Chilean Peso Indexed Enhanced Access Nts., 12.145%, 12/11/96 (7)........           1,000,000           969,100
  Chilean Peso Indexed Enhanced Access Nts., 11.792%, 12/11/96 (7)........           1,000,000           969,400
  Chilean Peso Indexed Enhanced Access Nts., 12.218%, 12/18/96 (7)........             500,000           482,850
Swiss Bank Corp., New York Branch, 6.05% CD Linked Nts., 6/20/97 (indexed to the closing Nikkei 225 Index on 1/23/97, 5 yr. & 3 mos. Japanese Yen
  Swap rate & New Zealand Dollar).........................................           1,000,000         1,009,250
                                                                                                    ------------
                                                                                                      18,361,143
                                                                                                    ------------
Total International Sector (Cost $109,112,559)............................                           113,245,718
                                                                                                    ------------

Oppenheimer Multi-Sector Income Trust

                                                                                                    Market Value
                                                                               Face Amount (1)       See Note 1
                                                                               ---------------      ------------
MORTGAGE-BACKED SECTOR  --  22.3%
GOVERNMENT AGENCY  --  20.9%
FHLMC/FNMA/Sponsored  --  13.9%
Federal Home Loan Mortgage Corp.:
  Certificates of Participation, 12%, 10/1/11.............................     $       359,173      $    412,072
  Certificates of Participation, 12%, 10/1/14.............................             191,808           216,086
  Certificates of Participation, 12%, 5/1/10..............................             680,507           774,635
  Certificates of Participation, 12%, 6/1/15..............................             284,054           326,927
  Certificates of Participation, 12%, 8/1/13..............................              44,889            51,665
  Certificates of Participation, 12%, 8/1/14..............................             659,623           759,180
  Collateralized Mtg. Obligations, Gtd. Multiclass Mtg. Participation
     Certificates, Series 1343, Cl. LA, 8%, 8/15/22.......................           1,000,000         1,037,500
  Gtd. Multiclass Mtg. Participation Certificates, 7.50%, 5/1/26..........           3,976,495         3,999,996
  Interest-Only Stripped Mtg.-Backed Security, Trust 177, Cl. B,
     6.90%-7.20%, 7/15/26 (15)............................................          25,159,524         8,974,874
Federal National Mortgage Assn.:
  11%, 7/1/16.............................................................           1,013,626         1,158,702
  7%, 11/1/25.............................................................          18,111,159        17,789,506
  7.50%, 6/1/10...........................................................           1,901,629         1,937,798
  8%, 11/15/26 (9)........................................................           2,500,000         2,550,000
  Gtd. Mtg. Pass-Through Certificates, 13%, 6/1/15........................           1,307,757         1,551,733
  Principal-Only Stripped Mtg.-Backed Security, Trust 4, Cl. J, Zero
     Coupon, 2.261%, 9/25/22 (16).........................................           1,700,000         1,026,375
                                                                                                    ------------
                                                                                                      42,567,049
                                                                                                    ------------
GNMA/Guaranteed  --  7.0%
Government National Mortgage Assn.:
  6%, 11/15/26 (9)........................................................           3,000,000         3,005,625
  7%, 3/15/26-4/15/26.....................................................           4,530,679         4,445,865
  7.50%, 8/15/25..........................................................           8,845,824         8,866,258
  8%, 12/15/26 (9)........................................................           2,500,000         2,550,775
  11%, 11/15/26 (9).......................................................             804,000           915,298
  12%, 11/20/13-9/20/15...................................................             801,014           911,817
  Collateralized Mtg. Obligations, Gtd. Real Estate Mtg. Investment
     Conduit Pass-Through Certificates, Series 1994-5, Cl. PQ, 7.493%,
     7/16/24..............................................................             750,000           755,152
                                                                                                    ------------
                                                                                                      21,450,790
                                                                                                    ------------

Oppenheimer Multi-Sector Income Trust

                                                                                                    Market Value
                                                                               Face Amount (1)       See Note 1
                                                                               ---------------      ------------
PRIVATE  --  1.4%
Commercial  --  0.8%
Asset Securitization Corp., Series 1996-D3, Cl. A5, 8.165%, 10/13/26
  (5).....................................................................     $       500,000      $    517,187
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
  Series 1996-C1, Cl. D-1, 7.51%, 2/15/28 (5)(11).........................           1,000,000           983,125
NationsCommercial Corp., NB Commercial Mtg. Pass-Through Certificates,
  Series-DMC:
  Cl. B, 8.562%, 8/12/11 (5)..............................................             400,000           404,063
  Cl. C, 8.921%, 8/12/11 (5)..............................................             400,000           403,938
                                                                                                    ------------
                                                                                                       2,308,313
                                                                                                    ------------
Multi-Family  --  0.2%
Mortgage Capital Funding, Inc., Multifamily Mtg. Pass-Through
  Certificates, Series 1996-MC1, Cl. G, 7.15%, 6/15/06 (5)................             750,000           593,438
                                                                                                    ------------
Other  --  0.1%
Nomura Asset Securities Corp., Series 1994-MD1, Cl. B2, 8.422%, 3/15/18
  (6)(11).................................................................             500,000           442,852
                                                                                                    ------------
Residential  --  0.3%
Salomon Brothers Mortgage Securities VII, Series 1996-B, Cl. 1, 7.136%,
  4/25/26.................................................................           1,344,444           803,306
                                                                                                    ------------
Total Mortgage-Backed Sector (Cost $68,274,518)...........................                            68,165,748
                                                                                                    ------------
MONEY MARKET SECTOR  --  3.6%
Repurchase agreement with Zion First National Bank, 5.52%, dated 10/31/96, to be repurchased at $10,901,671 on 11/1/96, collateralized by U.S.
  Treasury Nts., 5.75%-9.25%, 5/15/97-8/15/04, with a value of $11,129,860
  (Cost $10,900,000)......................................................          10,900,000        10,900,000
                                                                                                    ------------
Total Investments, at Value (Cost $304,725,289)...........................               101.9%      312,038,897
Liabilities in Excess of Other Assets.....................................                (1.9)       (5,857,577)
                                                                               ---------------      ------------
Net Assets................................................................               100.0%     $306,181,320
                                                                               ---------------      ------------
                                                                               ---------------      ------------

Oppenheimer Multi-Sector Income Trust

 1. Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP -- Argentine Peso              IDR -- Indonesian Rupiah
AUD -- Australian Dollar           ITL -- Italian Lira
CAD -- Canadian Dollar             JPY -- Japanese Yen
CHF -- Swiss Franc                 MXP -- Mexican Peso
CZK -- Czech Koruna                NOK -- Norwegian Krone
DEM -- German Deutsche Mark        PTE -- Portuguese Escudo
DKK -- Danish Krone                SEK -- Swedish Krona
GBP -- British Pound Sterling      THB -- Thai Baht

 2. Securities with an aggregate market value of $1,477,791 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

 3. A sufficient amount of securities has been designated to cover outstanding written call options, as follows:

                                                     Face/Contracts   Expiration  Exercise        Premium   Market Value
                                                    Subject to Call      Date      Price          Received   See Note 1
                                                    ----------------  ----------  --------        --------  ------------
Call Option on Australian Dollar...................     2,070,000      11/27/96     1.263AUD      $  9,936    $  8,694
Call Option on Banco Hipotecario Nacional
  (Argentina) Medium Term Nts., 10.625%, 8/7/06....         1,000        8/7/00       100%           9,200      20,000
Call Option on British Pound Sterling..............       950,000       1/30/97     0.613GBP        21,394      24,890
Call Option on Bulgaria (Republic of) Front-Loaded
  Interest Reduction Bearer Bonds, Tranche A,
  2.25%, 7/28/12...................................         3,000       12/4/96     32.75%          22,500      46,500
Call Option on Bulgaria (Republic of) Front-Loaded
  Interest Reduction Bearer Bonds, Tranche A,
  2.25%, 7/28/12...................................         3,000      12/11/96     32.13%          17,100      60,000
Call Option on Bulgaria (Republic of) Interest
  Arrears Bonds, 6.688%, 7/28/11...................           500      11/29/96     47.10%           2,850       3,000
Call Option on Swiss Franc.........................     6,250,000        1/6/97      1.20CHF        24,343      15,469
                                                                                                  --------  ------------
                                                                                                  $107,323    $178,553
                                                                                                  --------  ------------
                                                                                                  --------  ------------

 4. Non-income producing security.

 5. Identifies issues considered  to be illiquid   --   See Note 8  of Notes  to
    Financial Statements.

 6. Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $19,875,634 or 6.49% of the Trust's net assets, at October 31, 1996.

 7. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

 8. Non-income producing  --  issuer is in default of interest payment.

 9. When-issued security to be delivered and settled after October 31, 1996.

10. Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

11. Represents the current interest rate for a variable rate security.

12. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.

13. Represents the current interest rate for an increasing rate security.

14. Indexed instrument for which the principal amount and/or interest is affected by the relative value of a foreign index.

15. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed-income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

16. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES October 31, 1996
Oppenheimer Multi-Sector Income Trust

ASSETS:
Investments, at value (cost $304,725,289)  --  see accompanying statement.................         $312,038,897
Cash......................................................................................               63,053
Unrealized appreciation on forward foreign currency exchange contracts  --  Note 5........               39,636
Receivables:
  Investments sold........................................................................           11,923,650
  Interest and principal paydowns.........................................................            5,751,475
  Closed forward foreign currency exchange contracts......................................              360,796
  Daily variation on futures contracts  --  Note 6........................................               32,813
Other.....................................................................................               21,129
                                                                                                   ------------
     Total assets.........................................................................          330,231,449
                                                                                                   ------------

LIABILITIES:
Options written, at value (premiums received $107,323)  --  see accompanying
  statement  --  Note 7...................................................................              178,553
Unrealized depreciation on forward foreign currency exchange
  contracts  --  Note 5...................................................................                5,744
Payables and other liabilities:
  Investments purchased (including $15,967,473 purchased on a when-issued basis)  --  Note
     1....................................................................................           23,385,124
  Trustees' fees..........................................................................              150,132
  Closed forward foreign currency exchange contracts......................................              138,861
  Management and administrative fees......................................................               72,923
  Other...................................................................................              118,792
                                                                                                   ------------
     Total liabilities....................................................................           24,050,129
                                                                                                   ------------
NET ASSETS................................................................................         $306,181,320
                                                                                                   ------------
                                                                                                   ------------

COMPOSITION OF NET ASSETS:
Par value of shares of beneficial interest................................................         $    291,161
Additional paid-in capital................................................................          315,440,767
Undistributed net investment income.......................................................              556,961
Accumulated net realized loss on investments and foreign currency transactions............          (17,508,519)
Net unrealized appreciation on investments and translation of assets and liabilities
  denominated in foreign currencies.......................................................            7,400,950
                                                                                                   ------------
NET ASSETS  --  applicable to 29,116,068 shares of beneficial interest outstanding........         $306,181,320
                                                                                                   ------------
                                                                                                   ------------

NET ASSET VALUE PER SHARE.................................................................               $10.52
                                                                                                         ------
                                                                                                         ------

                                 See accompanying Notes to Financial Statements.
                                                                              19

STATEMENT OF OPERATIONS For the Year Ended October 31, 1996
Oppenheimer Multi-Sector Income Trust

INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $8,969).......................................         $29,402,390
Dividends...................................................................................             183,032
                                                                                                     -----------
     Total income...........................................................................          29,585,422
                                                                                                     -----------

EXPENSES:
Management fees  --  Note 4.................................................................           1,939,377
Administrative fees  --  Note 4.............................................................             596,733
Shareholder reports.........................................................................             173,286
Custodian fees and expenses.................................................................             133,049
Trustees' fees and expenses  --  Note 1.....................................................              93,175
Transfer agent and accounting service fees  --  Note 4......................................              71,592
Legal and auditing fees.....................................................................              37,084
Registration and filing fees................................................................              29,098
Other.......................................................................................              40,531
                                                                                                     -----------
     Total expenses.........................................................................           3,113,925
                                                                                                     -----------
NET INVESTMENT INCOME.......................................................................          26,471,497
                                                                                                     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
  Investments (including premiums on options exercised).....................................           8,093,575
  Closing of futures contracts..............................................................            (536,439)
  Closing and expiration of options written  --  Note 7.....................................            (403,592)
  Foreign currency transactions.............................................................             722,589
                                                                                                     -----------
     Net realized gain......................................................................           7,876,133
                                                                                                     -----------
Net change in unrealized appreciation or depreciation on:
  Investments...............................................................................           3,143,529
  Translation of assets and liabilities denominated in foreign currencies...................            (117,257)
                                                                                                     -----------
     Net change.............................................................................           3,026,272
                                                                                                     -----------
NET REALIZED AND UNREALIZED GAIN............................................................          10,902,405
                                                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................................         $37,373,902
                                                                                                     -----------
                                                                                                     -----------

See accompanying Notes to Financial Statements.
20

STATEMENTS OF CHANGES IN NET ASSETS
Oppenheimer Multi-Sector Income Trust

                                                                                      Year Ended October 31,
                                                                                   ----------------------------
                                                                                       1996            1995
                                                                                   ------------    ------------
OPERATIONS:
Net investment income..........................................................    $ 26,471,497    $ 27,458,297
Net realized gain (loss).......................................................       7,876,133      (9,847,515)
Net change in unrealized appreciation or depreciation..........................       3,026,272       8,597,737
                                                                                   ------------    ------------
     Net increase in net assets resulting from operations......................      37,373,902      26,208,519
                                                                                   ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income...........................................     (26,320,905)    (26,608,817)
Tax return of capital distribution.............................................              --        (625,807)
                                                                                   ------------    ------------

BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares issued to shareholders in reinvestment of
  dividends  --  Note 2........................................................              --         496,299
                                                                                   ------------    ------------
Total increase (decrease)......................................................      11,052,997        (529,806)

NET ASSETS:
Beginning of period............................................................     295,128,323     295,658,129
                                                                                   ------------    ------------
End of period [including undistributed (overdistributed) net investment income
  of $556,961 and $(113,075), respectively]....................................    $306,181,320    $295,128,323
                                                                                   ------------    ------------
                                                                                   ------------    ------------

                                 See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Oppenheimer Multi-Sector Income Trust

                                                              Year Ended October 31,
                                           ------------------------------------------------------------
                                             1996         1995         1994         1993         1992
                                           --------     --------     --------     --------     --------
PER SHARE OPERATING DATA:
Net asset value, beginning of period       $  10.14     $  10.17     $  10.96     $  10.46     $  10.64
                                           --------     --------     --------     --------     --------
Income (loss) from investment
  operations:
  Net investment income................         .91          .94         1.00         1.08         1.06
  Net realized and unrealized gain
    (loss).............................         .37         (.04)        (.82)         .43         (.08)
                                           --------     --------     --------     --------     --------
    Total income from investment
      operations.......................        1.28          .90          .18         1.51          .98
                                           --------     --------     --------     --------     --------
Dividends and distributions to
  shareholders:
  Dividends from net investment
    income.............................        (.90)        (.91)        (.84)       (1.01)       (1.16)
  Tax return of capital distribution...          --         (.02)        (.13)          --           --
                                           --------     --------     --------     --------     --------
    Total dividends and distributions
      to shareholders..................        (.90)        (.93)        (.97)       (1.01)       (1.16)
                                           --------     --------     --------     --------     --------
Net asset value, end of period.........    $  10.52     $  10.14     $  10.17     $  10.96     $  10.46
                                           --------     --------     --------     --------     --------
                                           --------     --------     --------     --------     --------
Market value, end of period............    $   9.88     $  10.00     $   9.50     $  11.25     $  11.13

TOTAL RETURN, AT MARKET VALUE(1).......        7.85%       15.62%       (7.46)%      11.10%       11.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)...........................    $306,181     $295,128     $295,658     $316,647     $299,368
Average net assets (in thousands)......    $298,496     $288,884     $306,686     $307,244     $303,773
Ratios to average net assets:
    Net investment income..............        8.87%        9.51%        9.17%       10.13%        9.95%
    Expenses...........................        1.04%        1.05%        1.02%        1.00%        1.11%
Portfolio turnover rate(2).............       225.4%       240.1%       187.6%       131.3%        95.9%

(1) Assumes a hypothetical purchase at the current market price on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and a sale at the current market price on the last business day of the period. Total return does not reflect sales charges or brokerage commissions.
(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the year ended October 31, 1996 were $620,563,409 and $621,303,130, respectively. For the years ended October 31, 1995 and 1994, purchases and sales of investment securities included mortgage 'dollar-rolls.'

See accompanying Notes to Financial Statements.
22

NOTES TO FINANCIAL STATEMENTS
Oppenheimer Multi-Sector Income Trust

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Multi-Sector Income Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to seek high current income. The Trust's investment adviser is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Trust.

Investment Valuation -- Portfolio securities are valued at the close of the New York Stock Exchange on the last day of each week on which day the New York Stock Exchange is open. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term 'non-money market`!' debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term 'money market type`!' debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.

Securities Purchased on a When-Issued Basis -- Delivery and payment for securities that have been purchased by the Trust on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Trust maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Trust's net asset value to the extent the Trust makes such purchases while remaining substantially fully invested. As of October 31, 1996, the Trust had entered into outstanding when-issued or forward commitments of $15,967,473.

In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Trust may enter into mortgage 'dollar-rolls`!' in which the Trust sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Trust records each dollar-roll as a sale and a new purchase transaction.

Security Credit Risk -- The Trust invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to eco-

Oppenheimer Multi-Sector Income Trust

nomic conditions than lower yielding, higher rated fixed income securities. The Trust may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. At October 31, 1996, securities with an aggregate market value of $345,000, representing 0.11% of the Trust's net assets, were in default.

Foreign Currency Translation -- The accounting records of the Trust are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Trust's Statement of Operations.

Repurchase Agreements -- The Trust requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.

Federal Taxes -- The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At October 31, 1996, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $15,600,000, which expires between 1999 and 2003.

Trustees' Fees and Expenses -- The Trust has adopted a nonfunded retirement plan for the Trust's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 1996, a provision of $41,911 was made for the Trust's projected benefit obligations and payments of $4,853 were made to retired trustees, resulting in an accumulated liability of $150,132 at October 31, 1996.

Distributions to Shareholders -- The Trust intends to declare and pay dividends from net investment income monthly. Distributions from net realized gains on investments, if any, will be made at least once each year.

Classification of Distributions to Shareholders -- Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Trust.

During the year ended October 31, 1996, the Fund adjusted the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with

Oppenheimer Multi-Sector Income Trust

income tax regulations. Accordingly, during the year ended October 31, 1996, amounts have been reclassified to reflect an increase in undistributed net investment income of $459,398. Accumulated net realized loss on investments was increased by the same amount. In addition, to properly reflect foreign currency gain in the components of capital, $60,046 of foreign exchange gain determined according to U.S. Federal income tax rules has been reclassified from accumulated net realized loss to undistributed net investment income.

Other -- Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends in kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of $.01 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                           Year Ended October 31,
                    ------------------------------------
                         1996                1995
                    ---------------    -----------------
                    Shares   Amount    Shares    Amount
                    ------   ------    ------   --------

Net increase from
  dividends
  reinvested......      --   $  --     51,219   $496,299

3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS

At October 31, 1996 net unrealized appreciation on investments and options written of $7,242,379 was composed of gross appreciation of $10,513,258, and gross depreciation of $3,270,879.

4. MANAGEMENT AND ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for an annual fee of 0.65% on the Trust's average annual net assets.

Mitchell Hutchins Asset Management Inc. serves as the Trust's Administrator. The Trust pays the Administrator an annual fee of 0.20% of the Trust's average annual net assets.

The Manager acts as the accounting agent for the Trust at an annual fee of $24,000, plus out-of-pocket costs and expenses reasonably incurred.

Shareholder Financial Services, Inc. (SFSI), a wholly-owned subsidiary of the Manager, is the transfer agent and registrar for the Trust. Fees paid to SFSI are based on the number of accounts and the number of shareholder transactions, plus out-of-pocket costs and expenses.

Oppenheimer Multi-Sector Income Trust

5. FORWARD CONTRACTS

A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Trust uses forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Trust generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Trust may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Trust will realize a gain or loss upon the closing or settlement of the forward transaction.

Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Trust's Statement of Operations.

Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

       At October 31, 1996, the Trust had outstanding forward contracts to purchase and sell currencies as follows:

                                                       Contract
                                                        Amount              Valuation as of       Unrealized     Unrealized
Contracts to Purchase               Expiration Date     (000s)             October 31, 1996      Appreciation   Depreciation
---------------------------------  ------------------  ---------         ---------------------   ------------   ------------

Italian Lira (ITL)...............   10/20/97-10/30/97  2,803,294 ITL           $1,822,865           $12,819        $   --
Mexican Peso (MXP)...............             11/1/96      5,078 MXP              630,001                --         5,320
Spanish Peseta (ESP).............            10/20/97    149,800 ESP            1,161,379            10,820            --
                                                                               ----------           -------        ------
                                                                               $3,614,245            23,639         5,320


Contracts to Sell
-----------------

Japanese Yen (JPY)...............   12/20/96-10/30/97    125,000 JPY           $1,131,759           $ 4,635        $  424
Swiss Franc (CHF)................            10/20/97      2,810 CHF            2,294,745            11,362            --
                                                                               ----------           -------        ------
                                                                               $3,426,504            15,997           424
                                                                               ----------           -------        ------
                                                                               ----------
    Total Unrealized Appreciation and Depreciation                                                 $39,636        $5,744
                                                                                                   -------        ------
                                                                                                   -------        ------

6. FUTURES CONTRACTS

The Trust may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Trust may also buy or write put or call options on these futures contracts.

The Trust generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Trust may also purchase futures contracts to gain exposure to changes in interest rates as it may be

Oppenheimer Multi-Sector Income Trust

more efficient or cost effective than actually buying fixed income securities. Upon entering into a futures contract, the Trust is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Trust each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Trust recognizes a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

At October 31, 1996, the Trust had outstanding futures contracts to purchase debt securities as follows:

                            Number     Valuation
                              of         as of
               Expiration   Futures   October 31,   Unrealized
                  Date     Contracts     1996      Appreciation
               ----------  ---------  -----------  ------------

U.S. Treasury
  Bonds.......    12/96        90     $10,170,000    $109,219

7. OPTION ACTIVITY

The Trust may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Trust generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Trust receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Trust will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Trust gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Trust may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Trust pays a premium whether or not the option is exercised. The Trust also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Oppenheimer Multi-Sector Income Trust

Written option activity for the year ended October 31, 1996 was as follows:

                                      Call Options
                                 -----------------------
                                  Number of    Amount of
                                   Options     Premiums
                                 -----------   ---------

Options outstanding at October
  31, 1995.....................        7,745   $  91,447
Options written................   36,665,597     460,599
Options closed or expired......  (25,233,036)   (426,961)
Options exercised..............   (2,162,806)    (17,762)
                                 -----------   ---------
Options outstanding at October
  31, 1996.....................    9,277,500   $ 107,323
                                 -----------   ---------
                                 -----------   ---------
                                       Put Options
                                 -----------------------
                                  Number of    Amount of
                                   Options     Premiums
                                 -----------   ---------
Options outstanding at October
  31, 1995.....................           --   $      --
Options written................        2,177      75,337
Options closed.................       (2,177)    (75,337)
                                 -----------   ---------
Options outstanding at October
  31, 1996.....................           --   $      --
                                 -----------   ---------
                                 -----------   ---------

8. ILLIQUID AND RESTRICTED SECURITIES

At October 31, 1996, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily-available market or if its valuation has not changed for a certain period of time. The Trust intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed from time to time) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at October 31, 1996 was $17,270,027, which represents 5.64% of the Trust's net assets. Information concerning restricted securities is as follows:

                                                                                                        Valuation
                                                                                                        Per Unit
                                                                                                          as of
                                                                            Acquisition      Cost      October 31,
Security                                                                       Date        Per Unit       1996
--------                                                                    -----------    --------    -----------

Arizona Charlie's Inc., 12% First Mtg. Nts. Series A, 11/15/00...........     11/18/93      $100.00      $ 70.00
Becker Gaming, Inc. Wts., Exp. 11/00.....................................     11/18/93         2.00         0.25
Canadian Imperial Bank, 10% CD British Pound Sterling Maximum Rate Linked
  Nts., 11/8/96..........................................................      4/28/95       100.00       100.05
Capitol Queen & Casino, Inc., 12% First Mtg. Nts., Series A, 11/15/00....     11/18/93        87.50        75.00
Triangle Wire & Cable, Inc. Common Stock.................................       5/2/94         9.50         1.00

INDEPENDENT AUDITORS' REPORT
Oppenheimer Multi-Sector Income Trust

The Board of Trustees and Shareholders of
Oppenheimer Multi-Sector Income Trust:

We have audited the accompanying statements of investments and assets and liabilities of Oppenheimer Multi-Sector Income Trust as of October 31, 1996 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Multi-Sector Income Trust as of October 31, 1996 the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with generally accepted accounting principles.

KPMG PEAT MARWICK LLP

Denver, Colorado
November 21, 1996

FEDERAL INCOME TAX INFORMATION (Unaudited)
Oppenheimer Multi-Sector Income Trust

In early 1997 shareholders will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 1996. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

Dividends paid by the Trust during the fiscal year ended October 31, 1996 which are not designated as capital gain distributions should be multiplied by 0.68% to arrive at the net amount eligible for the corporate dividend received deduction.

The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax adviser for specific guidance.

SHAREHOLDER MEETING (Unaudited)

On May 21, 1996, an annual shareholder meeting was held at which the five Trustees identified below were elected and the selection of KPMG Peat Marwick LLP as the independent auditors of the Trust for the fiscal year beginning November 1, 1995 was ratified (Proposal No. 1). The following is a report of the votes cast:

                                                                    Withheld/      Broker
            Nominee/Proposal                  For        Against     Abstain      Non Votes       Total
----------------------------------------   ----------    -------    ----------    ---------    -----------

Bridget A. Macaskill....................   22,816,761    375,783           --     1,943,021     25,135,565
Elizabeth Moynihan......................   22,178,992    413,552           --     1,943,021     25,135,565
Sidney M. Robbins.......................   22,754,739    437,805           --     1,943,021     25,135,565
Donald W. Spiro.........................   22,809,389    383,155           --     1,943,021     25,135,565
Pauline Trigere.........................   22,773,588    418,956           --     1,943,021     25,135,565

Proposal No. 1..........................   22,794,873    115,279      282,392     1,943,021     25,135,565

OPPENHEIMER MULTI-SECTOR INCOME TRUST

GENERAL INFORMATION CONCERNING THE TRUST
Oppenheimer Multi-Sector Income Trust (the Trust) is a closed-end diversified management investment company with a primary investment objective of seeking high current income. In seeking its objectives, the Trust may invest any percentage of its assets in at least three of the following seven fixed-income sectors: U.S. Government, Corporate, International, Asset-Backed, Municipal, Convertible and Money Market. Current income, preservation of capital and, secondarily, possible capital appreciation will be considerations in the allocation of assets among such sectors. The Trust may invest in a number of different kinds of 'derivative investments`!' and may also engage in certain special investment techniques, including repurchase transactions, when-issued and delayed delivery transactions and hedging. The investment adviser to the Trust is OppenheimerFunds, Inc. (the Manager).

The Portfolio Managers of the Trust are Robert E. Patterson, Thomas P. Reedy, David A. Rosenberg, Ashwin K. Vasan, Carol E. Wolf and Arthur J. Zimmer and who also serve as Vice Presidents of the Trust and of the Manager, and are officers of certain mutual funds managed by the Manager (Oppenheimer funds). Messrs. Reedy, Rosenberg and Vasan have been the persons principally responsible for the day-to-day management of the Trust's portfolio since August 1993, June 1994 and August 1993, respectively. During the past five years, Mr. Reedy served as a securities analyst for the Manager, and, prior to joining the Manager, Mr. Rosenberg served as an officer and portfolio manager for Delaware Investment Advisers and one of its mutual funds, Mr. Vasan served as a securities analyst for Citibank, N.A. and Mr. Zimmer served as a Vice President of Hanifen Imhoff Management Company.

Dividend Reinvestment and Cash Purchase Plan -- Pursuant to the Trust's Dividend Reinvestment and Cash Purchase Plan (the Plan), as to shares of the Trust (Shares) not registered in nominee name, all dividends and capital gains distributions (Distributions) declared by the Trust will be automatically reinvested in additional full and fractional Shares unless a shareholder elects to receive cash. If Shares are registered in nominee name, the shareholder should consult the nominee if the shareholder desires to participate in the Plan. Shareholders that participate in the Plan (Participants) may, at their option, make additional cash investments in Shares, semi-annually in amounts of at least $100, through payment to Shareholder Financial Services, Inc., the agent for the Plan (the Agent), accompanied by a service fee of $0.75.

Depending upon the circumstances hereinafter described, Plan Shares will be acquired by the Agent for the Participant's account through receipt of newly issued Shares or the purchase of outstanding Shares on the open market. If the market price of Shares on the relevant date (normally the payment date) equals or exceeds their net asset value, the Agent will ask the Trust for payment of the Distribution in additional Shares at the greater of the Trust's net asset value determined as of the date of purchase or 95% of the then-current market price. If the market price is lower than net asset value, the Distribution will be paid in cash, which the Agent will use to buy Shares on The New York Stock Exchange (the NYSE), or otherwise on the open market to the extent available. If the market price exceeds the net asset value before the Agent has completed its purchases, the average purchase price per Share paid by the Agent may exceed the net asset value, resulting in fewer Shares being acquired than if the Distribution had been paid in Shares issued by the Trust.

Participants may elect to withdraw from the Plan at any time and thereby receive cash in lieu of Shares by sending appropriate written instructions to the Agent. Elections received by the Agent will be effective only if received more than ten days prior to the record date for any Distribution; otherwise, such termination will be effective shortly after the investment of such Distribution with respect to any subsequent Distribution. Upon withdrawal from or termination of the Plan, all Shares acquired under the Plan will remain in the Participant's account unless otherwise requested. For full Shares, the Participant may either: (1) receive without charge a share certificate for such Shares; or (2) request the Agent (after receipt by the Agent of signature guaranteed instructions by all registered owners) to sell the Shares acquired under the Plan and remit the proceeds less any brokerage commissions and a $2.50 service fee. Fractional Shares may either remain in the Participant's account or be reduced to cash by the Agent at the current market price with the proceeds remitted to the Participant.

Shareholders who have previously withdrawn from the Plan may rejoin at any time by sending written instructions signed by all registered owners to the Agent.

There is no direct charge for participation in the Plan; all fees of the Agent are paid by the Trust. There are no brokerage charges for Shares issued directly by the Trust. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases of Shares to be issued under the Plan. Participants will receive tax information annually for their personal records and to assist in federal income tax return preparation. The automatic reinvestment of Distributions does not relieve Participants of any income tax that may be payable on Distributions.

The Plan may be terminated or amended at any time upon 30 days' prior written notice to Participants which, with respect to a Plan termination, must precede the record date of any Distribution by the Trust. Additional information concerning the Plan may be obtained by shareholders holding Shares registered directly in their names by writing the Agent, Shareholder Financial Services, Inc., P.O. Box 173673, Denver, CO 80217-3673 or by calling 1-800-647-7374.
Shareholders holding Shares in nominee name should contact their brokerage firm or other nominee for more information.

Shareholder Information -- The Shares are traded on the NYSE. Daily market prices for the Trust's shares are published in the New York Stock Exchange Composite Transaction section of newspapers under the designation 'OppenMlti.`!' The Trust's NYSE trading symbol is OMS. Weekly net asset value (NAV) and market price information about the Trust is published each Monday in The Wall Street Journal and each Sunday in the The New York Times and each Saturday in Barron's, and other newspapers in a table called 'Closed-End Bond Funds."

32

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OPPENHEIMER MULTI-SECTOR INCOME TRUST

      Officers And Trustees
      Leon Levy, Chairman of the Board of Trustees
      Donald W. Spiro, Vice Chairman of the
        Board of Trustees
      Bridget A. Macaskill, Trustee and President
      Robert G. Galli, Trustee
      Benjamin Lipstein, Trustee
      Elizabeth B. Moynihan, Trustee
      Kenneth A. Randall, Trustee
      Edward V. Regan, Trustee
      Russell S. Reynolds, Jr., Trustee
      Sidney M. Robbins, Trustee
      Pauline Trigere, Trustee
      Clayton K. Yeutter, Trustee
      Robert E. Patterson, Vice President
      Thomas P. Reedy, Vice President
      David A. Rosenberg, Vice President
      Ashwin K. Vasan, Vice President
      Carol E. Wolf, Vice President
      Arthur J. Zimmer, Vice President
      George C. Bowen, Treasurer
      Robert J. Bishop, Assistant Treasurer
      Scott T. Farrar, Assistant Treasurer
      Andrew J. Donohue, Secretary
      Robert G. Zack, Assistant Secretary

      Investment Adviser
      OppenheimerFunds, Inc.

      Administrator
      Mitchell Hutchins Asset Management Inc.

      Transfer Agent and Registrar
      Shareholder Financial Services, Inc.

      Custodian of Portfolio Securities
      The Bank of New York

      Independent Auditors
      KPMG Peat Marwick LLP

      Legal Counsel
      Gordon Altman Butowsky Weitzen
        Shalov & Wein

This is a copy of a report to shareholders of Oppenheimer Multi-Sector Income Trust. It does not offer for sale or solicit orders to buy any securities.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that periodically the Trust may purchase its shares of beneficial interest in the open market at prevailing market prices.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

RA0680.001.1296 [Logo] Printed on recycled paper



               1996 ANNUAL REPORT

               OPPENHEIMER

               MULTI-SECTOR
               INCOME TRUST

               OCTOBER 31, 1996

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